Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
NOTE 1. DESCRIPTION OF BUSINESS
CareMax Inc. (“CareMax” or the “Company”), f/k/a Deerfield Healthcare Technology Acquisitions Corp. (“DFHT”), a Delaware corporation, was originally formed in July 2020 as a publicly traded special purpose acquisition company for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination involving one or more businesses. CareMax is a technology-enabled care platform providing high-quality, value-based care and chronic disease management through physicians and health care professionals committed to the overall health and wellness continuum of care for its patients. The Company currently operates 48 wholly owned, multi-specialty centers in Florida, Tennessee and New York, that offer a comprehensive suite of healthcare and social services, and a proprietary software and services platform that provides data, analytics, and rules-based decision tools/workflows for physicians across the United States.
The Business Combination and Acquisitions
On December 18, 2020, DFHT entered into a Business Combination Agreement (the “Business Combination Agreement”) with CareMax Medical Group, L.L.C., a Florida limited liability company (“CMG”), the entities listed in Annex I to the Business Combination Agreement (the “CMG Sellers”), IMC Medical Group Holdings, LLC, a Delaware limited liability company (“IMC”), IMC Holdings, LP, a Delaware limited partnership (“IMC Parent”) and Deerfield Partners, L.P. (“Deerfield Partners”). The Business Combination (as defined below) was approved by DFHT’s stockholders and closed on June 8, 2021 (the “Closing Date”), whereby DFHT acquired 100% of the equity interests of CMG and 100% of the equity interests in IMC, with CMG and IMC becoming wholly owned subsidiaries of DFHT. Immediately upon completion (the “Closing”) of the transactions contemplated by the Business Combination Agreement and the related financing transactions (the “Business Combination”), the name of the combined company was changed to CareMax, Inc.
Unless the context otherwise requires, “the Company,” “we,” “us,” and “our” refer, for periods prior to the completion of the Business Combination, to CMG and its subsidiaries, and, for periods upon or after the completion of the Business Combination, to CareMax, Inc. and its subsidiaries.
Subsequent to consummation of the Business Combination, the Company acquired Senior Medical Associates, LLC (“SMA”), Stallion Medical Management, LLC (“SMM), Unlimited Medical Services of Florida, LLC (“DNF”), Advantis Physician Alliance, LLC (“Advantis”), Business Intelligence & Analytics LLC (“BIX”), and three additional businesses (together with SMA, SMM, DNF, Advantis and BIX, the “Acquisitions”) which did not have a material impact on our condensed consolidated financial statements. No significant measurement period adjustments related to the Acquisitions were recognized during the three months ended March 31, 2022. As of March 31, 2022, due to the timing of these transactions, the initial accounting for acquisitions of Advantis and BIX and the three additional businesses is incomplete, pending determination of the final purchase price and any remaining working capital adjustments.

NOTE 1. DESCRIPTION OF BUSINESS
CareMax Inc. (“CareMax” or the “Company”), f/k/a Deerfield Healthcare Technology Acquisitions Corp. (“DFHT”), a Delaware corporation, was originally formed in July 2020 as a publicly traded special purpose acquisition company for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination involving one or more businesses. CareMax is a technology-enabled care platform providing high-quality, value-based care and chronic disease management through physicians and health care professionals committed to the overall health and wellness continuum of care for its patients. As of December 31, 2021, Company operated 45 wholly owned, multi-specialty medical centers in Florida that offer a comprehensive suite of healthcare and social services, and a proprietary software and services platform that provides data, analytics, and rules-based decision tools/workflows for physicians across the United States.
The Business Combination
On December 18, 2020, DFHT entered into a Business Combination Agreement (the “Business Combination Agreement”) with CareMax Medical Group, L.L.C., a Florida limited liability company (“CMG”), the entities listed in Annex I to the Business Combination Agreement (the “CMG Sellers”), IMC Medical Group Holdings, LLC, a Delaware limited liability company (“IMC”), IMC Holdings, LP, a Delaware limited partnership (“IMC Parent”), and Deerfield Partners, L.P. (“Deerfield Partners”). The Business Combination (as defined below) was approved by DFHT’s stockholders and closed on June 8, 2021 (the “Closing Date”), whereby DFHT acquired 100% of the equity interests inCMG and 100% of the equity interests in IMC, with CMG and IMC becoming wholly owned subsidiaries of DFHT. Immediately upon completion (the “Closing”) of the transactions contemplated by the Business Combination Agreement and the related financing transactions (the “Business Combination”), the name of the combined company was changed to CareMax, Inc.
At the Closing, the CMG Sellers and IMC Parent were paid consideration valued in the aggregate at approximately $364 million and $250 million respectively, less repayment of net debt and further subject to the purchase price adjustments set forth in the Business Combination Agreement (the “Closing Consideration”). The net Closing Consideration was comprised of 68% ($229.4 million) and 45% ($85.2 million) in cash for the CMG Sellers and IMC Parent, respectively, with the remainder of the Closing Consideration comprised of 10,796,069 and 10,412,023 shares of Class A common stock of the Company, par value $0.0001 per share (“Class A Common Stock”), issued to the CMG Sellers and IMC Parent, respectively, at a reference price of $10.00 per share. The Business Combination Agreement also provides that an additional 3,500,000 and 2,900,000 shares of Class A Common Stock (the “Earnout Shares”) are payable after the Closing to the CMG Sellers and IMC Parent, respectively, upon the satisfaction of certain conditions (see Note 8 – Stockholders’ Equity).
Also at the Closing, DFHT, DFHTA Sponsor LLC (the “Sponsor”), O.M. Investment Group, Inc. (“O.M.”), in its capacity as representative of the CMG Sellers, and Continental Stock Transfer & Trust Company, in its capacity as escrow agent ( “Continental”), entered into an escrow agreement (the “CMG Escrow Agreement”), and DFHT, the Sponsor, IMC Parent and Continental entered into an escrow agreement (the “IMC Escrow Agreement” and together with the CMG Escrow Agreement, the “Escrow Agreements”). Pursuant to the terms of the CMG Escrow Agreement and the IMC Escrow Agreement, DFHT deposited $0.5 million and $1.0 million, respectively, into adjustment escrow accounts (the “Adjustment Escrow Amounts”) for the purpose of securing certain post-closing adjustment obligations of the CMG Sellers and IMC Parent, respectively. Of such $0.5 million securing the post-closing adjustment obligations of the CMG Sellers, 68% ($340,000) was in cash and 32% was in 16,000 shares of Class A Common Stock, and of such $1.0 million securing the post-closing adjustment obligations of IMC Parent, 45% ($450,000) was in cash and 55% was in 55,000 shares of Class A Common Stock (such shares collectively, the “Adjustment Escrow Shares”). Following the date on which the

Closing Consideration is finally determined pursuant to the Business Combination Agreement, all or a portion of the applicable Adjustment Escrow Amounts and Adjustment Escrow Shares will either be released to the CMG Sellers or to IMC Parent, as applicable, or to the Company in accordance with certain adjustment mechanisms in the Business Combination Agreement.
Immediately following the Closing, all of the 3,593,750 issued and outstanding shares of Class B common stock of the Company, par value $0.0001 per share (“Class B Common Stock”), automatically converted, on a one-for-one
basis, into shares of Class A Common Stock in accordance with DFHT’s second amended and restated certificate of incorporation.
Unless the context otherwise requires, “the Company,” “we,” “us,” and “our” refer, for periods prior to the completion of the Business Combination, to CMG and its subsidiaries, and, for periods upon or after the completion of the Business Combination, to CareMax, Inc. and its subsidiaries.